Investments in affiliates and joint ventures - Amounts Payable and Receivables from Joint Ventures and Affiliates (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Accounts receivable	$ 68,787	$ 36,231
Other assets	6,000	6,336
Equity method investments
Schedule of Equity Method Investments [Line Items]
Accounts receivable	31,050	3,808
Other assets	2,162	1,432
Accounts payable and accrued liabilities	$ 286	$ 5,296